State Street SPDR SP Health Care Equipment ETF Investment Objectives and Goals - State Street SPDR SP Health Care Equipment ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® Health Care Equipment ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index.